Note 7 - Investments in Associate ("Minera Juancipio S.A. DE C.V.")	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of interests in associates [text block]
7.
       INVESTMENT IN ASSOCIATE (“MINERA JUANICIPIO S.A. DE C.V.”)

The Company acquired a
100%
interest in the Juanicipio property effective
July 16, 2003.
Pursuant to an agreement effective
July 1, 2005 (
the “Agreement”) with Industrias Peñoles, S.A. de C.V. (“Peñoles”), the Company granted Peñoles or any of its subsidiaries an option to earn a
56%
interest in the Juanicipio Property in Mexico in consideration for Peñoles conducting
$5,000
of exploration on the property over
four
years and Peñoles purchasing
$1,000
of common shares of the Company in
two
tranches for
$500
each.

In mid
2007,
Peñoles met all of the earn-in requirements of the Agreement. In
December 2007,
the Company and Peñoles created an operating company named Minera Juanicipio, S.A. de C.V. (“Minera Juanicipio”) for the purpose of holding and operating the Juanicipio Property. In
2008,
MAG was notified that Peñoles had transferred its
56%
interest of Minera Juanicipio to Fresnillo plc (“Fresnillo”) pursuant to a statutory merger. Minera Juanicipio is held
56%
by Fresnillo and
44%
by the Company. Fresnillo is the operator of Minera Juanicipio, and with its affiliates, beneficially owns
11.4%
of the common shares of the Company as at
December 31, 2017,
as publicly reported. In
December 2007,
all mineral rights and surface rights relating to the Juanicipio project held by the Company and Peñoles, respectively, were ceded into Minera Juanicipio. Minera Juanicipio is currently governed by a shareholders agreement. All costs relating to the project and Minera Juanicipio are required to be shared by the Company and Fresnillo pro-rata based on their ownership interests in Minera Juanicipio, and if either party does not
fund pro-rata, their ownership interest will be diluted in accordance with the Minera Juanicipio shareholders agreement.

The Company has recorded its investment in Minera Juanicipio using the equity basis of accounting. The cost of the investment includes the carrying value of the deferred exploration and mineral and surface rights costs incurred by the Company on the Juanicipio Property and contributed to Minera Juanicipio plus the required net cash investment to establish and maintain its
44%
interest.

The Company’s investment relating to its interest in the Juanicipio property and Minera Juanicipio is detailed as follows:

	December 31, 2017	December 31, 2016
Joint venture oversight expenditures incurred 100% by MAG	$754	$262
Cash contributions to Minera Juanicipio (1)	18,700	7,137
Total for the current year	19,454	7,399
Equity pick up of current income (loss) for the year (2)	308	(1,327)
Balance, beginning of year	37,312	31,240
Balance, end of year	$57,074	$37,312

(
1
)
Represents the Company's
44%
share of Minera Juanicipio cash contributions for the year.
(
2
)
Represents the Company's
44%
share of Minera Juanicipio's income (loss) for the year, as determined by the Company.

Summary of financial information of Minera Juanicipio (on a
100%
basis reflecting adjustments made by the Company, including adjustments for differences in accounting policies):

	December 31, 2017	December 31, 2016

Cash	$9,639	$3,573
IVA and other receivables	3,861	842
Total current assets	13,500	4,415
Minerals, surface rights, exploration & development expenditures	116,117	82,017
Total assets	$129,617	$86,432

Payables to Peñoles and other vendors	$1,217	$348
Total current liabilities	1,217	348
Provision for reclamation and remediation costs	393	313
Deferred income tax liability	6,962	7,926
Total liabilities and equity	8,572	8,587
Shareholders equity	121,045	77,845
Total liabilities and equity	$129,617	$86,432

	December 31, 2017	December 31, 2016

Deferred income tax recovery (expense)	$965	$(2,134)
Exchange gain (loss)	(265)	(881)

Net income (loss )	$700	$(3,015)

MAG's 44% equity pick up	$308	$(1,327)

Evaluation and exploration expenditures and initial development expenditures, capitalized directly by Minera Juanicipio for the year ended
December 31, 2017
amounted to
$34,192
(
December 31, 2016:
$14,821
).

There are
no
direct operating expenses or income in Minera Juanicipio, as all mineral, surface rights, and exploration and development expenditures are capitalized.